Report of Independent Registered Public Accounting Firm

To the Board of Directors of The Hartford Mutual Funds, Inc. and Shareholders of Hartford Multi-Asset Income Fund, The Hartford Balanced Income Fund, The Hartford Capital Appreciation Fund, The Hartford Checks and Balances Fund, The Hartford Conservative Allocation Fund, Hartford Core Equity Fund, The Hartford Dividend and Growth Fund, Hartford Dynamic Bond Fund, The Hartford Emerging Markets Local Debt Fund, Hartford Emerging Markets Equity Fund, The Hartford Equity Income Fund, The Hartford Floating Rate Fund, The Hartford Floating Rate High Income Fund, Hartford Real Asset Fund, The Hartford Growth Allocation Fund, The Hartford Healthcare Fund, The Hartford High Yield Fund, The Hartford Inflation Plus Fund, Hartford International Equity Fund, The Hartford International Growth Fund, The Hartford International Opportunities Fund, The Hartford International Value Fund, The Hartford MidCap Fund, The Hartford MidCap Value Fund, Hartford Moderate Allocation Fund, Hartford AARP Balanced Retirement Fund, Hartford Sustainable Municipal Bond Fund, The Hartford Municipal Opportunities Fund, Hartford Municipal Short Duration Fund, The Hartford Short Duration Fund, The Hartford Small Company Fund, Hartford Small Cap Value Fund, The Hartford Strategic Income Fund, The Hartford Total Return Bond Fund, The Hartford World Bond Fund, Hartford Climate Opportunities Fund and Hartford Global Impact Fund

In planning and performing our audits of the financial statements of the Funds listed in Appendix A (hereafter referred to as the “Funds”) as of and for the periods ended October 31, 2022, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (“PCAOB”), we considered the Funds’ internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.  Accordingly, we do not express an opinion on the effectiveness of the Funds’ internal control over financial reporting.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company’s annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds’ internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds’ internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of October 31, 2022.

This report is intended solely for the information and use of the Board of Directors of The Hartford Mutual Funds, Inc. and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 28, 2022

Appendix A

The Hartford Mutual Funds, Inc.

Hartford Multi-Asset Income Fund

The Hartford Balanced Income Fund

The Hartford Capital Appreciation Fund

The Hartford Checks and Balances Fund

The Hartford Conservative Allocation Fund

Hartford Core Equity Fund

The Hartford Dividend and Growth Fund

Hartford Dynamic Bond Fund

The Hartford Emerging Markets Local Debt Fund

Hartford Emerging Markets Equity Fund

The Hartford Equity Income Fund

The Hartford Floating Rate Fund

The Hartford Floating Rate High Income Fund

The Hartford Real Asset Fund

The Hartford Growth Allocation Fund

The Hartford Healthcare Fund

The Hartford High Yield Fund

The Hartford Inflation Plus Fund

Hartford International Equity Fund

The Hartford International Growth Fund

The Hartford International Opportunities Fund

The Hartford International Value Fund

The Hartford MidCap Fund

The Hartford MidCap Value Fund

Hartford Moderate Allocation Fund

Hartford AARP Balanced Retirement Fund

Hartford Sustainable Municipal Bond Fund

The Hartford Municipal Opportunities Fund

Hartford Municipal Short Duration Fund

The Hartford Short Duration Fund

The Hartford Small Company Fund

Hartford Small Cap Value Fund

The Hartford Strategic Income Fund

The Hartford Total Return Bond Fund

The Hartford World Bond Fund

Hartford Climate Opportunities Fund

Hartford Global Impact Fund